Taxation - Reconciliation of Weighted Average Statutory Income Tax Rate To Effective Income Tax Rate (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Result before tax from continuing operations	€ 8,085	€ 6,314	€ 7,334
Weighted average statutory tax rate	27.50%	27.10%	26.90%
Weighted average statutory tax amount	€ 2,226	€ 1,708	€ 1,975
Participation exemption	(45)	(72)	(34)
Other income not subject to tax	(74)	(111)	(162)
Expenses not deductible for tax purposes	156	132	154
Impact on deferred tax from change in tax rates	55	(1)	12
Deferred tax benefit from previously unrecognised amounts	(4)	(18)	54
Current tax from previously unrecognised amounts	66	(22)	(63)
Write-off/reversal of deferred tax assets	2	33	18
State and local taxes	47	33
Adjustment to prior periods	110	23	(30)
Effective tax amount	€ 2,539	€ 1,705	€ 1,924
Effective tax rate	31.40%	27.00%	26.20%